Note 7 - Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Share-Based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	2021	2020
Weighted average risk-free interest rates	1.43%	0.69%
Expected dividend yield	0.0%	0.0%
Expected life of option (in years)	7.0	7.0
Expected volatility	84.80%	38.16%

Share-Based Payment Arrangement, Option, Activity [Table Text Block]
	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (yrs)	Aggregate Intrinsic Value
Outstanding at December 31, 2020	602,000	$2.79
Granted	360,300	3.82
Exercised	-	-
Forfeited or expired	-	-
Outstanding at December 31, 2021	962,300	$3.18	9.31	$499,660
Exercisable at December 31, 2021	200,661	$2.79	8.93	$166,549

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
Warrant Description	Number of Shares	Exercise Price	Expiration
2020 Warrants	120,000	5.00	Jun 2025
2020 Unit Warrants	2,396,631	5.00	Sep 2025
2020 Representative Warrants	128,000	5.50	Mar 2024
2021 Representative Warrants	72,000	6.875	Aug 2024
2021 Warrants	100,000	13.00	Sep 2026
Total Warrants Outstanding at December 31, 2021	2,816,631

Weighted-Average Exercise Price	$5.35
Weighted-Average Remaining Life (in years)	3.7